AST BOND PORTFOLIO 2022
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 78.5%
Asset-Backed Securities — 10.3%
Automobiles — 1.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	300	$301,085
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	12	12,471
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	200,704
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	3	3,297
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A
2.840%	03/15/24	300	307,125
Santander Drive Auto Receivables Trust,
Series 2019-03, Class B
2.280%	09/15/23	176	176,958
			1,001,640
Collateralized Loan Obligations — 8.4%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.332%(c)	01/22/31	250	249,995
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A
—%(p)	04/20/34	250	250,000
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.363%(c)	10/19/28	488	488,521
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	10/15/28	399	398,868
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.505%(c)	10/13/31	491	491,832
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.504%(c)	10/20/31	500	501,458
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.364%(c)	01/20/31	500	500,227
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.064%(c)	04/20/28	438	437,896
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.403%(c)	10/18/31	248	248,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.123%(c)	01/18/29	500	$500,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.364%(c)	10/20/28	722	722,499
			4,789,946
Consumer Loans — 0.1%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	13	12,600
Series 2019-02, Class A, 144A
3.010%	04/25/28	44	43,872
Series 2019-04, Class A, 144A
2.450%	08/25/28	28	28,047
			84,519

Total Asset-Backed Securities (cost $5,862,574)			5,876,105
Commercial Mortgage-Backed Securities — 14.5%
BANK,
Series 2017-BNK05, Class A1
1.909%	06/15/60	175	175,619
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	968,008
Commercial Mortgage Trust,
Series 2015-CR26, Class A3
3.359%	10/10/48	900	962,931
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	1,000	1,074,077
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,200	1,281,222
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	1,162	1,204,143
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	1,200	1,288,578
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	615,557
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	229	230,908
A1

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class A2
2.590%	11/15/50	460	$469,738

Total Commercial Mortgage-Backed Securities (cost $7,859,713)			8,270,781
Corporate Bonds — 27.1%
Agriculture — 0.9%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	230	234,727
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	270	274,131
			508,858
Apparel — 0.8%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	470	477,625
Auto Manufacturers — 1.5%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	640	651,737
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	203,796
			855,533
Banks — 7.9%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
0.000%(cc)	10/24/24	580	582,831
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	310	317,109
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	370	378,763
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	535	558,236
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.200%	01/25/23	380	399,325
4.350%	08/15/21	200	202,972
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	217,588
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	253,745
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	459,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	$279,925
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	299,696
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	570	577,836
			4,527,750
Biotechnology — 0.9%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	125	127,907
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	355	371,041
			498,948
Chemicals — 1.2%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	500	537,685
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	150	154,744
			692,429
Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	100	100,098
Computers — 2.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/22	1,110	1,129,432
Electric — 1.8%
Alabama Power Co.,
Sr. Unsec’d. Notes, Series 17A
2.450%	03/30/22	360	367,021
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	75	80,382
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	410	416,671
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	165	165,500
			1,029,574
Gas — 0.3%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	150	149,983

A2

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	575	$592,230
Insurance — 0.8%
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	175	178,275
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22	245	254,785
			433,060
Machinery-Construction & Mining — 0.8%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	465	468,556
Machinery-Diversified — 0.3%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	140	142,978
Miscellaneous Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23	250	250,257
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	110	110,844
Oil & Gas — 0.8%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	155	162,828
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	220	225,395
Phillips 66,
Gtd. Notes
3.700%	04/06/23	85	90,116
			478,339
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	250	263,771
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	11	11,668
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	465	488,964
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21	200	202,149
			966,552
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 1.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	02/06/22	880	$894,511
Telecommunications — 1.6%
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	230	229,981
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	203,392
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	175	188,762
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	320	320,205
			942,340
Transportation — 0.4%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	205,356

Total Corporate Bonds (cost $15,102,959)			15,455,253
Residential Mortgage-Backed Security — 0.2%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	113	122,078
(cost $114,972)
Sovereign Bonds — 1.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	315	341,837
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	200,080
2.125%	10/25/23	200	207,781
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	215	219,617
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	125	126,233

Total Sovereign Bonds (cost $1,052,175)			1,095,548
U.S. Treasury Obligations — 24.5%
U.S. Treasury Bonds
1.625%	11/15/50	135	112,619
3.625%	02/15/44	665	818,158
U.S. Treasury Notes
0.125%	01/31/23(a)	12,000	11,993,906
1.375%	04/30/21(k)	105	105,103
3.000%	09/30/25(k)	505	554,395

A3

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	30	$25,390
1.394%(s)	11/15/41	20	12,048
1.450%(s)	08/15/42	10	5,901
1.643%(s)	05/15/29	30	26,126
2.026%(s)	02/15/22(k)	290	289,853
2.205%(s)	05/15/39	10	6,487
2.394%(s)	11/15/43	135	76,523

Total U.S. Treasury Obligations (cost $14,176,584)			14,026,509

Total Long-Term Investments (cost $44,168,977)			44,846,274

	Shares
Short-Term Investments — 32.9%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	489,654	4,514,606
PGIM Core Ultra Short Bond Fund(wc)	7,171,405	7,171,405
PGIM Institutional Money Market Fund (cost $7,139,665; includes $7,139,200 of cash collateral for securities on loan)(b)(wc)	7,143,236	7,139,665

Total Short-Term Investments (cost $18,825,130)		18,825,676

TOTAL INVESTMENTS—111.4% (cost $62,994,107)		63,671,950

Liabilities in excess of other assets(z) — (11.4)%		(6,539,038)

Net Assets — 100.0%		$57,132,912

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,997,578; cash collateral of $7,139,200 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	2 Year U.S. Treasury Notes	Jun. 2021	$1,986,539	$(196)
29	10 Year U.S. Treasury Notes	Jun. 2021	3,797,187	(69,953)
				(70,149)
Short Positions:
77	5 Year U.S. Treasury Notes	Jun. 2021	9,501,680	87,974
9	10 Year U.S. Ultra Treasury Notes	Jun. 2021	1,293,188	47,260
1	20 Year U.S. Treasury Bonds	Jun. 2021	154,594	1,495
A4

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	$543,656	$19,855
				156,584
				$86,435
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
25,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	$71	$650,745	$650,674

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5